Organization and nature of business (Tables)	6 Months Ended
Mar. 31, 2019
Organization and nature of business
Schedule of subsidiaries upon reorganization

	Date of	Place of	% of
Name of Entity	Incorporation	Incorporation	Ownership	Principal Activities
FMI	July 28,2015	Cayman	Parent	Holding Company
Farmmi International	August 20,2015	Hong Kong	100	Holding Company
Farmmi Enterprise	May 23,2016	Zhejiang, China	100	Holding Company
Farmmi Technology	June 6,2016	Zhejiang, China	100	Holding Company
Suyuan Agriculture	December 8,2015	Zhejiang, China	100	Holding Company
Forest Food	May 8,2003	Zhejiang, China	96.15	Drying, further processing and distribution of edible fungus
FLS Mushroom	March 25,2011	Zhejiang, China	100	Light processing and distribution of dried mushrooms
Farmmi Food	December 26,2017	Zhejiang, China	100	Drying, further processing and distribution of edible fungus
Nongyuan Network	July 7,2016	Zhejiang, China	0 (VIE)	Trading
Farmmi E-Commerce	March 22,2019	Zhejiang, China	Subsidiary of the VIE	Technology development, technical services and technical consultation related to agricultural products